QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
PractusTM LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 4/30

Date of reporting period: 07/31/2018

ITEM 1. SCHEDULE OF INVESTMENTS

TOREADOR CORE FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 (unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.23%

CONSUMER DISCRETIONARY - 12.60%
AMC Networks Inc. - Class A	27,960	$1,685,708
Aptiv PLC	19,256	1,888,436
Aramark	29,398	1,182,094
Booking Holdings Inc.	732	1,485,023
BorgWarner, Inc.	28,043	1,290,539
Delphi Technologies PLC	32,485	1,467,347
Kohl’s Corp.	23,165	1,711,199
Macy’s Inc.	52,931	2,102,949
Marriott International, Inc. - Class A	11,334	1,448,939
NVR, Inc.	523	1,443,182
Omnicom Group Inc.	18,105	1,246,167
O’Reilly Automotive, Inc.	6,761	2,068,866
PulteGroup Inc.	53,380	1,520,796
The Michaels Cos., Inc.	53,740	1,096,833
Toll Brothers Inc.	44,161	1,557,117

		23,195,195

CONSUMER STAPLES - 7.24%
Constellation Brands	8,114	1,705,806
CVS Health Corp.	21,430	1,389,950
Lamb Weston Holdings, Inc.	28,280	1,987,236
Mondelez International Inc.	39,575	1,716,763
Pilgrim’s Pride Corp.	90,608	1,614,634
The JM Smucker Co.	14,573	1,619,352
Walgreens Boots Alliance, Inc.	24,258	1,640,326
Walmart, Inc.	18,465	1,647,632

		13,321,699

ENERGY - 5.70%
Andeavor	13,337	2,001,350
Antero Resources Corp.	78,970	1,622,044
Marathon Petroleum Corp.	20,919	1,690,883
PBF Energy Inc.	33,438	1,561,555
Transocean, Ltd.	127,000	1,634,490
Valero Energy Corp.	16,726	1,979,522

		10,489,844

FINANCIALS - 14.01%
Aflac, Inc.	38,916	1,811,151
Ally Financial Inc.	63,738	1,705,629
American Express Company	17,615	1,753,045
Ameriprise Financial, Inc.	10,481	1,526,767
Annaly Capital Management Inc.	150,168	1,609,801
Athene Holding Ltd.	37,413	1,716,134
Bank of America Corp.	55,212	1,704,947
Capital One Financial Corp.	17,463	1,647,110
Citizens Financial Group	39,552	1,573,379
Credit Acceptance Corp.	4,037	1,548,593
Discover Financial Services	18,931	1,351,863
Lincoln National Corp.	23,592	1,606,615
Morgan Stanley	23,350	1,180,576
Prudential Financial, Inc.	15,593	1,573,490
S&P Global Inc.	9,712	1,946,673
The Allstate Corp.	16,103	1,531,717

		25,787,490

TOREADOR CORE FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 (unaudited)

	Shares	Fair Value

HEALTH CARE - 11.22%
AbbVie, Inc.	16,857	$1,554,721
Allergan PLC	9,231	1,699,335
Amgen, Inc.	6,943	1,364,647
Anthem, Inc.	7,442	1,882,826
Celgene Corp.	670	60,360
Centene Corp.	16,720	2,179,118
Gilead Sciences, Inc.	23,983	1,866,597
HCA Holdings, Inc.	18,221	2,263,595
Johnson & Johnson	12,392	1,642,188
Merck & Co., Inc.	27,191	1,791,071
Perrigo Co. PLC	18,143	1,460,874
Regeneron Pharmaceuticals Inc.	4,073	1,498,905
Stryker Corp.	8,449	1,379,299

		20,643,536

INDUSTRIAL - 9.62%
Allison Transmission Holdings, Inc.	36,398	1,710,706
Fortive Corp.	21,625	1,774,980
HD Supply Holdings, Inc.	40,035	1,760,739
Sensata Technologies	31,000	1,685,470
Spirit AeroSystems Holdings, Inc.	19,498	1,818,188
Stericycle, Inc.	18,858	1,317,420
The Middleby Corp.	12,710	1,302,521
TransDigm Group, Inc.	4,987	1,872,818
Union Pacific Corp.	12,086	1,811,570
United Rentals, Inc.	8,537	1,270,306
XPO Logistics Inc.	13,816	1,377,732

		17,702,450

INFORMATION TECHNOLOGY - 27.35%
Activision Blizzard, Inc.	20,656	1,516,564
Alphabet Inc. - Class A	1,286	1,578,205
Applied Materials, Inc.	24,101	1,172,032
Broadcom Inc.	5,290	1,173,163
CDW Corp.	18,395	1,546,836
CommScope Holdings Co., Inc.	44,519	1,429,505
Fidelity National Information Services, Inc.	15,469	1,595,318
First Solar Inc.	27,368	1,432,715
Fiserv, Inc.	18,314	1,382,341
Hewlett Packard Enterprise Co.	106,772	1,648,560
Intel Corp.	33,325	1,602,932
Jabil Inc.	57,343	1,615,352
KLA-Tencor Corp.	13,155	1,544,660
Lam Research Corp.	8,469	1,614,530
Leidos Holdings, Inc.	23,065	1,578,107
MasterCard Inc.	9,113	1,804,374
Match Group, Inc.	35,995	1,300,139
Micron Technology, Inc.	192,250	10,148,877
NCR Corp.	53,488	1,493,385
ON Semiconductor Corp.	59,949	1,321,875
Qorvo Inc.	17,860	1,460,234
Skyworks Solutions, Inc.	16,563	1,566,528
The Western Union Co.	59,710	1,203,754
VeriSign, Inc.	12,081	1,754,524
Visa, Inc. - Class A	12,394	1,694,755
Western Digital Corp.	14,845	1,041,377
Xerox Corp.	60,798	1,578,924
Zebra Technologies Corp.	11,059	1,525,368

		50,324,934

MATERIALS - 2.86%
Celanese Corp. - Class A	14,174	1,674,091
Huntsman Corp.	55,534	1,862,055
LyondellBasell Industries NV - Class A	15,571	1,725,111

		5,261,257

TOREADOR CORE FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 (unaudited)

	Shares	Fair Value

REAL ESTATE - 3.09%
Colony Capital, Inc.	296,256	$1,824,937
Host Hotels & Resorts Inc.	94,518	1,979,207
Spirit Realty Capital, Inc.	224,289	1,877,299

		5,681,443

TELECOMMUNICATIONS - 1.05%
Sprint Corp.	355,461	1,930,153

UTILITIES - 2.49%
NRG Energy, Inc.	39,130	1,239,247
UGI Corp.	31,017	1,648,243
Vistra Energy Corp.	75,454	1,705,260

		4,592,750

TOTAL COMMON STOCKS - 97.23%		178,930,751

EXCHANGE TRADED FUNDS - 2.04%

Large Cap - 2.04%
iShares Core S&P 500 ETF	9,750	2,761,980
SPDR S&P 500 ETF Trust	3,500	984,655

		3,746,635

TOTAL EXCHANGE TRADED FUNDS - 2.04%		3,746,635

MONEY MARKET FUND - 0.96%
Federated Treasury Obligations Fund 1.80%*	1,777,340	1,777,340

PURCHASED OPTIONS - 0.35%

CALL OPTIONS - 0.35%

	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

Micron Technology, Inc.	500	$2,639,500	$50.00	1/18/2020	643,750

TOTAL CALL OPTIONS PURCHASED					643,750

TOTAL INVESTMENTS - 100.58%					185,098,476
Liabilities in excess of other assets - (0.58%)					(1,066,216)

NET ASSETS - 100.00%					$184,032,260

OPTIONS WRITTEN - (0.09)%

CALL OPTIONS - (0.09)%

	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

American Express	170	$(1,691,840)	$105.00	8/18/2018	$(2,125)
Merck & Co.	270	$(1,778,490)	$62.50	8/18/2018	(95,850)
O’Reilly Automotive	60	$(1,836,000)	$300.00	8/18/2018	(60,600)
Transocean Inc.	1,200	$(1,544,400)	$14.00	8/18/2018	(13,800)

TOTAL CALL OPTIONS WRITTEN					$(172,375)

*Effective 7 day yield as of July 31, 2018

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

TOREADOR CORE FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2018:

	Level 1	Level 2	Level 3

		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$178,930,751	$–	$–	$178,930,751
Exchange Traded Funds	3,746,635	–	–	3,746,635
Money Market	1,777,340	–	–	1,777,340
Purchased Options	643,750	–	–	643,750

Total Investments	$185,098,476	$–	$–	$185,098,476

Options Written	$(172,375)	$–	$–	$(172,375)

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2018.

At July 31, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $152,268,449 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$39,025,776
Gross unrealized depreciation	(6,195,749)

Net unrealized appreciation	$32,830,027

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 (unaudited)

	Shares	Fair Value

COMMON STOCK - 90.38%

AUSTRALIA - 5.88%
Aristocrat Leisure LTD	19,771	$473,395
Genworth Mortgage Insurance	161,624	323,294
Quantas Airways LTD	89,600	447,731
Stockland Corp. LTD	109,740	338,651

		1,583,071

AUSTRIA - 1.10%
Vienna Insurance Group AG	10,356	295,017

BELGIUM - 1.13%
KBC Group NV	3,932	302,628

CANADA - 5.63%
Canadian Imperial Bank of Commerce	3,816	348,134
CGI Group Inc.	6,837	439,961
Dollarama Inc.	6,327	228,482
Eldorado Gold Corp.	182,527	198,954
Genworth MI Canada Inc.	8,522	299,825

		1,515,356

CHINA - 4.37%
China Cinda Asset Management Co. LTD	847,950	237,666
China Resources Gas Group LTD	117,400	556,398
CNOOC Limited Spon ADR	2,278	382,704

		1,176,768

FINLAND - 1.26%
Stora Enso OYJ-R SHS	20,552	340,004

FRANCE - 7.88%
Atos SE	2,302	309,436
Iliad SA	1,431	226,941
Kering	732	390,670
Pernod Ricard SA	2,327	375,710
Sanofi ADR	8,654	375,237
Thales SA	3,357	441,820

		2,119,814

GERMANY - 8.00%
Aroundtown SA	45,932	383,838
Aurubis AG	3,339	273,636
Freenet AG	9,398	269,486
Fresenius SE & Co KGAA	4,407	340,528
Porsche Automobile Holding-P	3,782	256,292
Software AG	6,328	299,066
TUI AG	15,374	329,195

		2,152,041

GREAT BRITAIN - 10.84%
31 Group PLC	29,034	361,048
Berkeley Group Holdings	6,464	316,659
Centrica PLC	182,296	355,850
Compass Group PLC	17,153	369,050
Imperial Brands PLC- Spon ADR	8,945	342,683
Indivior PLC	62,999	252,816
Persimmon PLC	10,133	330,045
Reckitt Benckiser Group	3,788	337,878
Unilever PLC	4,400	250,844

		2,916,873

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 (unaudited)

	Shares	Fair Value

HONG KONG - 4.18%
Hang Lung Properties LTD	138,300	$290,724
Kingboard Chemical Holdings Limited	74,000	257,848
SINO Biopharmaceutical	232,248	317,191
WH Group LTD	323,902	259,973

		1,125,736

IRELAND - 1.12%
Ryanair Holdings PLC	18,272	301,536

ITALY - 2.32%
ACEA SPA	18,651	295,348
Snam SPA	76,376	328,510

		623,858

JAPAN - 18.77%
AGC Inc.	8,300	346,390
Astellas Pharma Inc.	29,300	475,896
Chiba Bank LTD	40,800	290,231
Coca Cola West Co. LTD	9,800	352,502
Dai Nippon Printing Co., LTD	16,100	350,632
Fukuoka Financial Group, Inc.	60,000	327,614
Haseko Corp.	22,800	301,351
Hitachi Chemical Co. LTD	13,900	274,273
Mitsubishi UFJ Financial Group Inc.	45,200	278,471
Mixi, Inc.	5,400	141,732
Orix Corp.	17,800	287,918
Resona Holdings Inc.	52,900	300,618
Shinsei Bank, Ltd.	20,500	322,248
Softbank Group Corp. Unsponsored ADR	8,811	368,432
Sumitomo Mitsui Trust Holdings Inc.	8,250	327,051
Toyota Boshoku Corp.	16,500	304,491

		5,049,850

LUXEMBOURG - 1.13%
Subsea 7 SA	20,882	302,929

NETHERLANDS - 3.58%
LyondellBasell Industries N.V.	3,136	347,437
Philips Lighting N.V.	9,486	263,349
Sensata Technologies Holding	6,467	351,611

		962,397

NEW ZEALAND - 1.41%
Air New Zealand LTD	171,655	379,275

NORWAY - 1.98%
Salmar ASA	10,445	533,308

SPAIN - 1.92%
ACS Actividades Cons Y S	6,000	263,480
Mediaset Espana Comunicacion	32,195	253,819

		517,299

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 (unaudited)

	Shares	Fair Value

SWEDEN - 3.23%
Swedish Match AB	8,841	$483,694
Telia Co. AB	80,046	385,288

		868,982

SWITZERLAND - 4.66%
ABB LTD	13,245	304,900
Adecco SA-REG	4,500	277,266
LafargeHolcim LTD	6,044	309,254
Novartis AG-Spon ADR	4,311	361,693

		1,253,113

TOTAL COMMON STOCKS - 90.38%		24,319,855

EXCHANGE TRADED FUNDS - 7.41%
iShares MSCI EAFE ETF	15,000	1,033,200
Vanguard FTSE All-World ex-US ETF	18,000	960,120

		1,993,320

TOTAL EXCHANGE TRADED FUNDS - 7.41%

TOTAL INVESTMENTS - 97.79%		26,313,175
Other assets, net of liabilities - 2.21%		595,067

TOTAL NET ASSETS - 100.00%		$26,908,242

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2018:

	Level 1	Level 2	Level 3

		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$24,319,855	$–	$–	$24,319,855
Exchange Traded Funds	1,993,320	–	–	1,993,320

	$26,313,175	$–	$–	$26,313,175

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2018.

At July 31, 2018, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $24,546,974 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,781,347
Gross unrealized depreciation	(2,015,146)

Net unrealized appreciation	$1,766,201

TOREADOR EXPLORER FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 - (unaudited)

	Shares	Fair Value

COMMON STOCKS - 92.48%

CONSUMER DISCRETIONARY - 11.38%
Asbury Automotive Group, Inc.	2,378	$167,173
Big Lots, Inc.	102	4,430
Cooper Standard Holdings, Inc.	1,283	172,948
Extended Stay America, Inc.	7,690	163,720
KB Home	7,033	167,034
MCBC Holdings, Inc.	6,463	161,316
Meritage Homes Corp.	4,234	182,697
National CineMedia, Inc.	26,474	218,675
Pinnacle Entertainment, Inc.	6,333	210,509
Planet Fitness, Inc. "A"	4,829	229,474
Taylor Morrison Home Corp. "A"	7,087	138,409
Tenneco Inc.	3,384	156,002
Zagg, Inc.	12,130	180,737

		2,153,124

CONSUMER STAPLES - 2.03%
Darling Ingredients Inc.	9,242	185,672
Turning Point Brands, Inc.	2,277	76,188
United Natural Foods, Inc.	3,815	122,843

		384,703

ENERGY - 5.02%
Mammoth Energy Services, Inc.	4,972	185,058
Nine Energy Service, Inc.	6,124	178,882
PBF Energy Inc.	4,972	232,192
SRC Energy Inc.	16,500	186,780
Tidewater Inc.	4,823	165,574

		948,486

FINANCIALS - 16.62%
American Equity Investment Life Holding Co.	6,134	219,168
Arbor Realty Trust, Inc.	19,020	216,257
Ares Management, L.P.	8,574	183,055
BofI Holding, Inc.	4,278	166,928
Credit Acceptance Corp.	547	209,829
Encore Capital Group, Inc.	4,779	172,522
Evercore Inc.	1,799	203,287
Granite Point Mortgage Trust, Inc.	9,927	188,613
MGIC Investment Corp.	12,522	156,275
NMI Holdings, Inc.	8,765	183,188
PennyMac Financial Services, Inc.	7,044	134,893
Primerica, Inc.	1,478	169,674
Radian Group Inc.	10,991	210,478
The Caryle Group LP	7,550	183,842
Virtus Investment Partners, Inc.	1,520	202,540
Walker & Dunlop Inc.	3,191	189,099
World Acceptance Corp.	1,533	153,162

		3,142,810

HEALTH CARE - 16.57%
Amedisys, Inc.	2,152	201,492
AMN Healthcare Services, Inc.	2,761	167,041
ANI Pharmaceuticals, Inc.	2,455	164,362
Emergent BioSolutions, Inc.	3,091	167,996
Enanta Pharmaceuticals, Inc.	1,464	142,769
Encompass HealthSouth Corp.	3,153	238,461
Globus Medical, Inc.	3,172	163,295
Innoviva, Inc.	12,007	169,899
Integer Holdings Corp.	3,019	215,708
LifePoint Health, Inc.	3,361	217,793
Medpace Holdings, Inc.	4,672	286,721
Merit Medical Systems, Inc.	3,524	191,353
PRA Health Sciences, Inc.	2,366	248,761
Tenet Healthcare Corp.	4,602	173,173
The Ensign Group, Inc.	5,855	211,190
Tivity Health, Inc.	5,191	174,937

		3,134,951

TOREADOR EXPLORER FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 - (unaudited)

	Shares	Fair Value

INDUSTRIAL - 12.92%
ASGN Inc.	2,605	$235,232
Avis Budget Group, Inc.	3,633	126,610
Builders FirstSource, Inc.	7,897	141,593
Continental Building Products, Inc.	5,651	180,267
Engility Holdings Inc.	7,035	243,411
Generac Holdings, Inc.	3,979	213,871
Meritor, Inc.	6,807	140,224
Milacron Holdings Corp.	7,636	159,211
Ryder System, Inc.	2,807	219,788
SkyWest, Inc.	3,514	210,489
SP Plus Corp.	5,113	199,407
The Greenbrier Cos., Inc.	3,240	183,546
TriNet Group, Inc.	3,516	189,337

		2,442,986

INFORMATION TECHNOLOGY - 16.16%
ACI Worldwide, Inc.	6,704	173,231
Belden Inc.	2,890	187,128
Blucora, Inc.	4,977	172,951
Ciena Corp.	5,991	152,171
Conduent Inc.	8,463	151,995
Diodes, Inc.	5,441	202,188
Electro Scientific Industries, Inc.	9,142	164,830
Endurance International Group Holdings, Inc.	20,045	164,369
ePlus, Inc.	2,192	216,241
Insight Enterprises, Inc.	3,647	183,335
ScanSource, Inc.	4,908	202,455
SMART Global Holdings, Inc.	4,188	127,860
Stamps.com, Inc.	845	220,545
Syntel, Inc.	5,433	220,525
Ultra Clean Holdings, Inc.	8,051	108,044
Vishay Intertechnology, Inc.	8,852	221,300
Xcerra Corp.	13,089	186,387

		3,055,555

MATERIALS - 3.54%
Boise Cascade Co.	4,121	178,233
SunCoke Energy, Inc.	15,196	245,415
Trinseo S.A.	3,298	246,361

		670,009

REAL ESTATE - 5.72%
Chatham Lodging Trust	8,358	180,031
Empire State Realty Trust, Inc.	10,046	167,467
Mack-Cali Realty Corp.	9,999	194,681
RLJ Lodging Trust	8,912	201,322
Ryman Hospitality Properties, Inc.	2,020	171,720
Xenia Hotels & Resorts, Inc.	6,833	166,657

		1,081,878

TELECOMMUNICATION SERVICES - 0.64%
Vonage Holdings Corp.	9,447	121,016

UTILITIES - 1.88%
Hawaiian Electric Industries, Inc.	10,126	356,131

TOTAL COMMON STOCKS - 92.48%		17,491,649

EXCHANGED TRADED FUNDS - 3.75%
iShares Russell 2000 ETF	4,278	709,592

TOTAL EXCHANGE TRADED FUNDS		709,592

TOREADOR EXPLORER FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 - (unaudited)

	Shares	Fair Value

MONEY MARKET FUND - 2.67%
Federated Treasury Obligations Fund 1.80%*	505,852	$505,852

TOTAL MONEY MARKET FUND		505,852

TOTAL INVESTMENTS - 98.90%		18,707,093
Other assets, net of liabilities - 1.10%		207,961

NET ASSETS - 100.00%		$18,915,054

* Effective 7 day yield as of July 31, 2018.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2018:

	Level 1	Level 2	Level 3

		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$17,491,649	$–	$–	$17,491,649
Exchange Traded Funds	709,592	–	–	709,592
Money Market	505,852	–	–	505,852

	$18,707,093	$–	$–	$18,707,093

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2018.

At July 31, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $15,830,836 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,458,258
Gross unrealized depreciation	(582,001)

Net unrealized appreciation	$2,876,257

TOREADOR SELECT FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 (unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.21%

CONSUMER DISCRETIONARY - 12.82%
Aptiv LLC	9,854	$966,382
Darden Restaurants, Inc.	8,514	910,487
LKQ Corp.	28,577	957,901
Lowe’s Companies, Inc.	9,401	933,895
Michael Kors Holdings LTD	13,544	903,791
Target Corp.	11,820	953,638

		5,626,094

CONSUMER STAPLES - 7.04%
Constellation Brands	2,730	573,928
CVS Health Corp.	9,804	635,887
Tyson Foods Inc. "A"	9,032	520,695
Walgreens Boots Alliance, Inc.	10,549	713,323
Walmart, Inc.	7,270	648,702

		3,092,535

ENERGY - 6.07%
Chevron Corp.	4,935	623,143
ConocoPhillips	9,072	654,726
National Oilwell Varco, Inc.	14,537	706,789
Valero Energy Corp.	5,730	678,145

		2,662,803

FINANCIALS - 13.86%
The Allstate Corp.	8,951	851,419
Ameriprise Financial, Inc.	5,899	859,307
Bank of America Corp.	28,522	880,759
Capital One Financial Corp.	8,810	830,959
JP Morgan Chase & Co.	7,817	898,564
The Travelers Cos., Inc.	6,728	875,582
Unum Group	22,309	886,337

		6,082,927

HEALTH CARE - 13.77%
Allergan PLC	4,732	871,114
Biogen Inc.	2,728	912,161
Celgene Corp.	10,225	921,170
Danaher Corp.	8,009	821,563
Gilead Sciences, Inc.	11,319	880,958
McKesson Corp.	5,849	734,634
Thermo Fisher Scientific Inc.	3,866	906,693

		6,048,293

TOREADOR SELECT FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 (unaudited)

	Shares	Fair Value

INDUSTRIAL - 9.30%
Alaska Air Group, Inc.	10,575	$664,428
Quanta Services Inc.	18,940	645,286
Roper Technologies, Inc.	2,341	706,748
Stanley Black & Decker, Inc.	4,699	702,360
Stericyle, Inc.	9,934	693,989
Union Pacific Corp.	4,480	671,507

		4,084,318

INFORMATION TECHNOLOGY - 23.26%
Alphabet Inc. Class A	1,002	1,229,674
Apple Inc.	6,066	1,154,299
Cisco Systems, Inc.	26,322	1,113,157
eBAY Inc.	31,128	1,041,232
Fiserv, Inc.	15,174	1,145,334
HP Inc.	49,114	1,133,551
Intel Corp.	22,900	1,101,490
Mastercard Inc.	5,753	1,139,094
NVIDIA Corp.	4,701	1,151,087

		10,208,918

MATERIALS - 2.36%
CF Industries Holdings, Inc.	11,544	512,785
Ecolab Inc.	3,694	519,746

		1,032,531

REAL ESTATE - 2.54%
Host Hotels & Resorts, Inc.	53,264	1,115,348

TELECOMMUNICATION SERVICES - 2.65%
Verizon Communications Inc.	22,541	1,164,017

UTILITIES - 2.54%
DTE Energy Co.	5,370	582,860
Public Service Enterprise Group	10,292	530,656

		1,113,516

TOTAL COMMON STOCKS - 96.21%		42,231,300

EXCHANGE TRADED FUNDS - 0.47%

Large Cap - 0.47%
SPDR S&P 500 ETF Trust	740	208,184

TOTAL EXCHANGE TRADED FUNDS - 0.47%		208,184

TOREADOR SELECT FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 (unaudited)

	Shares	Fair Value

MONEY MARKET FUND - 2.53%
Federated Treasury Obligation Fund 1.80%*	1,108,705	$1,108,705

TOTAL INVESTMENTS - 99.21%		43,548,189
Other assets, net of liabilities - 0.79%		346,616

NET ASSETS - 100.00%		$43,894,805

*Effective 7 day yield as of July 31, 2018

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2018:

	Level 1	Level 2	Level 3

		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$42,231,300	$–	$–	$42,231,300
Exchange Traded Funds	208,184	–	–	208,184
Money Market	1,108,705	–	–	1,108,705

	$43,548,189	$–	$–	$43,548,189

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2018.

At July 31, 2018, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $41,934,968 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,275,393
Gross unrealized depreciation	(1,662,172)

Net unrealized appreciation	$1,613,221

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.   Description of Exhibit

99.1   Certification of Principal Executive Officer

99.2   Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date:	September 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date:	September 26, 2018

By:	/s/ Karen Shupe

Karen Shupe
Principal Financial Officer

Date:	September 26, 2018